Form N-CSR Cover	6 Months Ended
Dec. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Amended for GO TSR
Registrant Name	BRIDGEWAY FUNDS INC
Entity Central Index Key	0000916006
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025